Cash and Cash Equivalents (Currencies) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 38,047	$ 54,935	$ 43,744	$ 19,740
U.S. Dollars [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	32,675	49,678
New Israeli Shekels [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	3,318	2,790
Euro [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	707	1,486
Other Currencies [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 1,347	$ 981